UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5126

Seligman New Jersey Municipal Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:(212) 850-1864

Date of fiscal year end:9/30

Date of reporting period:6/30/05

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman New Jersey Municipal Fund, Inc.
Schedule of Investments (unaudited)
June 30, 2005

Face Amount	Municipal Bonds	Rating†	Value
$2,000,000	Delaware River & Bay Authority Rev. (New Jersey and Delaware), 5 3/4% due 1/1/2029ø	Aaa	$2,245,740
2,500,000	Middletown Twp., NJ Board of Education School GOs, 5.80% due 8/1/2019ø	Aaa	2,654,700
3,000,000	New Jersey Economic Development Authority Gas Facilities Rev. (NUI Corporation Project), 5.70% due 6/l/2032*	Aaa	3,148,080
1,000,000	New Jersey Economic Development Authority Rev. (The Seeing Eye, Inc. Project), 5% due 12/1/2024	Aaa	1,075,250
2,000,000	New Jersey Economic Development Authority Rev. (The Trustees of the Lawrenceville School Project), 5 3/4% due 7/1/2016ø	Aa3	2,101,340
2,900,000	New Jersey Economic Development Authority Sewage Facilities Rev. (Anheuser-Busch Project), 5.85% due 12/l/2030*	A1	2,987,986
3,000,000	New Jersey Economic Development Authority Water Facilities Rev. (New Jersey American Water Co., Inc.), 5.375% due 5/1/2032*	Aaa	3,178,830
2,000,000	New Jersey Educational Facilities Financing Authority Rev. (Institute for Advanced Study), 5% due 7/l/2021	Aaa	2,087,120
2,000,000	New Jersey Health Care Facilities Financing Authority Rev. (Atlantic City Medical Center), 5 3/4% due 7/1/2025	A2	2,176,280
2,450,000	New Jersey Health Care Facilities Financing Authority Rev. (Hackensack University Medical Center), 6% due 1/1/2034	A2	2,643,256
2,255,000	New Jersey Health Care Facilities Financing Authority Rev. (Meridian Health System Obligated Group), 5 3/8% due 7/l/2024	Aaa	2,426,899
2,500,000	New Jersey Highway Authority (Garden State Parkway Rev.), 5 5/8% due 1/1/2030ø	Aaa	2,798,600
235,000	New Jersey Housing & Mortgage Finance Agency (Multi-Family Housing Rev.), 5 3/4% due 5/1/2025	Aaa	248,101
1,500,000	New Jersey Housing & Mortgage Finance Agency (Multi-Family Housing Rev.), 6.35% due 11/l/2031*	Aaa	1,587,630
1,000,000	New Jersey Transportation Trust Fund Authority, 5% due 12/15/2021ø	Aaa‡	1,103,890
3,000,000	Port Authority of New York & New Jersey Consolidated Rev. 5 3/4% due 6/15/2030	A1	3,034,110
1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2036	Baa2	1,124,210
1,300,000	Rutgers State University, NJ, 5.20% due 5/1/2027	Aa3	1,350,141
2,500,000	Salem County, NJ Pollution Control Financing Authority Waste Disposal Rev. (E. I. duPont de Nemours & Co.), 6 1/8% due 7/15/2022*	Aa3	2,537,000
Total Municipal Bonds— 97.4%			40,509,163
	Variable Rate Demand Notes
200,000	Massachusetts Health & Educational Facilities Authority Rev. (Capital Assets Program) due 1/1/2035	VMIG 1	200,000
280,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Cox Health System) due 6/1/2022	VMIG 1	280,000
Total Variable Rate Demand Notes—1.1%			480,000
Total Investments—98.5%			40,989,163
Other Assets Less Liabilities—1.5%			609,824
Net Assets— 100.0%			$41,598,987

____________
†
Credit ratings are primarily those issued by Moody’s Investors Service, Inc. (“Moody’s”). Where Moody’s ratings have not been assigned, ratings from Standard & Poor’s Corporation (“S&P”) were used (indicated by the symbol ‡). Pre-refunded and escrowed-to-maturity securities that have been rerated as AAA by S&P but have not been rerated by Moody’s have been reported as AAA.

††	Escrowed-to-maturity security.
ø	Pre-refunded security.
*	Interest income earned from this security is subject to the federal alternative minimum tax.

The cost of investments for federal income tax purposes was $38,092,620. The tax basis gross unrealized appreciation and depreciation of portfolio securities were $2,896,543 and $0, respectively.

Security Valuation - Traded securities are valued at the last sales price on the primary market on which they are traded. Securities for which there is no last sales price are valued by independent pricing services based on bid prices which consider such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities, or are valued by J. & W. Seligman & Co. Incorporated, the Fund’s investment manager, based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. Short-term holdings maturing in 60 days or less are generally valued at amortized cost.

Variable rate demand notes purchased by the Fund may be put back to the designated remarketing agent for the issue at par on any day, for settlement within seven days, and, accordingly, are treated as short-term holdings. These notes bear interest at a rate that resets daily or weekly. At June 30, 2005, the interest rates earned on these notes ranged from 2.35% to 2.53%.

ITEM 2. CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.
(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN NEW JERSEY MUNICIPAL FUND, INC.

By: /S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: August 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By: /S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: August 22, 2005

By: /S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date: August 22, 2005

SELIGMAN NEW JERSEY MUNICIPAL FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

Exhibit (a)
CERTIFICATIONS

I, Brian T. Zino, certify that:

1.	I have reviewed this report on Form N-Q of Seligman New Jersey Municipal Fund, Inc.;

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the schedule of investments included in this report, fairly presents in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.
The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a)
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)
Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

c)
Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.
The registrant's other certifying officer and I have disclosed, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)
All significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: August 22, 2005

/S/ BRIAN T. ZINO
Brian T. Zino
Principal Executive Officer

CERTIFICATIONS

I, Lawrence P. Vogel, certify that:

1.	I have reviewed this report on Form N-Q of Seligman New Jersey Municipal Fund, Inc.;

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the schedule of investments included in this report, fairly presents in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.
The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a)
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)
Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

c)
Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.
The registrant's other certifying officer and I have disclosed, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)
All significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: August 22, 2005

/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Principal Financial Officer